Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 15,002,557	$ 1,593,680
Net change in the valuation allowance	$ 4,377,815	$ 709,582
Expected rate of cumulative tax effect	25.70%	25.70%